SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Materials consumed, subcontractors and other production expenses	$ 3,003	$ 6,169	$ 7,380
Payroll and related expenses	487	1,025	1,173
Depreciation	135	173	230
Other	444	1,279	557
Total cost of revenues	$ 4,069	$ 8,646	$ 9,340